Other long-term liabilities - Schedule of Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Opening balance	$ 42.7	$ 41.8
Obligation assumed	0.0	2.1
Retirement activities	(0.1)	(1.1)
Accretion	1.5	1.4
Change in cash flow estimates	1.2	(1.5)
Closing balance	$ 45.3	$ 42.7